LEASES - Schedule of Minimum Operating Lease Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
2024	$ 4,119
2025	4,453
2026	4,456
2027	4,446
2028 and thereafter	21,976
Total undiscounted lease payments	39,450
Less: Interest	(6,941)
Present value of lease liabilities	$ 32,509	$ 33,921